Taxes	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Taxes

Note 9 — Taxes

British Virgin Islands

ALE Group Holding and ALE (BVI) Limited are incorporated in the British Virgin Islands and conduct all of the Company’s businesses through the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited. Under the current laws of the British Virgin Islands, ALE Group Holding and ALE (BVI) Limited are not subject to tax on income or capital gains. In addition, upon payments of dividends by the ALE (BVI) Limited and the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Two-tier Profits Tax Rates

ALECS is incorporated in Hong Kong and is subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (the “Ordinance”) of Hong Kong and became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate of 8.25%, while the remaining assessable profits will be subject to the legacy tax rate of 16.5%. The Ordinance only allows one entity within a group of “connected entities” to be eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

ALECS elected the two-tier profits tax rate for its tax years of 2024, 2025 and 2026. ALECS applies the two-tier profits tax rate for its provision for current income and deferred taxes.

For the tax years of 2024, 2025 and 2026, the Financial Secretary of Hong Kong provided concessionary measures by providing tax reduction (“tax credit”) of profits tax up to HKD 3,000, HKD 1,500 and HKD 3,000 per case, respectively.

Net operating loss will carry forward indefinitely under Hong Kong profits tax regulation. As of March 31, 2025 and 2026, the Company did not generate net operating loss carry forwards available to offset future taxable income.

The following table presents the income (loss) before income taxes by jurisdiction:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$

BVI	$(398,192)	$(1,116,980)	$(2,447,003)	$(312,118)
Hong Kong	7,140,950	8,716,658	6,638,006	846,685
Total	$6,742,758	$7,599,678	$4,191,003	$534,567

The income tax provision consisted of the following components:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$
Current income tax expense:
BVI	$-	$-	$-	$-
Hong Kong	1,414,234	1,345,848	1,762,925	224,863
Total current income tax expense	1,414,234	1,345,848	1,762,925	224,863

Deferred income expense:
BVI	-	-	-	-
Hong Kong	65,745	5,319	9,782	1,248
Total deferred income tax expense	65,745	5,319	9,782	1,248
Total income tax expense	$1,479,979	$1,351,167	$1,772,707	$226,111

The reconciliation of taxes at the Hong Kong statutory rate to our provision for income taxes for the years ended March 31, 2024 and 2025 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the years ended March 31
	2024	2025
	HKD	HKD
Income before income tax	$6,742,758	$7,599,678
Hong Kong statutory income tax rate	16.50%	16.50%
Income tax expense computed at Hong Kong statutory income tax rate	1,112,555	1,253,947
Preferential rate	(165,000)	(165,000)
Foreign rate differential	65,702	184,302
Non-taxable items in Hong Kong	(24,415)	(17,590)
Non-deductible items in Hong Kong	201,627	97,008
Prior years’ adjustments	292,510	-
Tax credit	(3,000)	(1,500)
Total income tax expense	$1,479,979	$1,351,167
Effective tax rate	21.9%	17.8%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of significant accounting policies, the reconciliation of taxes at the Hong Kong statutory rate to our provision for income taxes for the year ended March 31, 2026 was as follows:

	For the year ended March 31, 2026
	HKD	US$	Percent
Income tax expense computed at Hong Kong statutory income tax rate	691,515	88,202	16.5%
Domestic tax effects
Hong Kong
Preferential rate	(165,000)	(21,046)	(3.9)
Non-taxable bank interest income	(9,023)	(1,151)	(0.2)
Non-deductible professional fees	711,858	90,799	17.0
Tax credit	(3,000)	(383)	(0.1)
Accrued penalty	141,356	18,030	3.4
Other	1,245	160	0.0
Foreign tax effects
BVI
Statutory income tax rate difference between BVI and Hong Kong	403,756	51,500	9.6
Total income tax expense	$1,772,707	$226,111	42.3%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of significant accounting policies, cash paid for income taxes, during the year ended March 31, 2024, 2025 and 2026 were as follows:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$

BVI	$-	$-	$-	$-
Hong Kong	1,409,045	521,802	1,243,629	158,626
Total	$1,409,045	$521,802	$1,243,629	$158,626

Deferred tax

Significant components of deferred tax were as follows:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Deferred tax assets:
Provision for credit losses	$346	$-	$-
Depreciation	10,388	952	121
Total deferred tax assets	10,734	952	121

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax assets, net	$10,734	$952	$121

The Company believes that a valuation allowance is not necessary for the deferred assets because there will be sufficient operating income generated in future years based on the fact that the Company’s subsidiary in Hong Kong generated profits historically and for the years ended March 31, 2025 and 2026.

The Company’s tax jurisdiction is Hong Kong and the Company files profits tax returns with the Hong Kong Inland Revenue Department (the “HKIRD”). Hong Kong profits tax returns remain subject to examination by the HKIRD for six years after the date of filing. The tax years 2019 through 2024 remain subject to examination by the HKIRD.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2026, the Company did not have any unrecognized uncertain tax positions. For the years ended March 31, 2024, 2025 and 2026, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of March 31, 2026, the Company, following a conservative approach, recognized an income tax liability of approximately HKD 1.6 million (US$0.2 million) in its consolidated financial statements related to the deduction of certain professional fees under Hong Kong profits tax regulations. The Company has classified specific professional fees incurred during the offering preparation as tax-deductible expenses in its Hong Kong income tax returns. Management regularly reviews the Company’s tax positions, continues to monitor any correspondence and assessments from the HKIRD and will update the financial statements in response to any developments, correspondence, or assessments from the HKIRD regarding this matter.